DISCONTINUED OPERATIONS (Schedule of related party transactions) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concession cost purchased		$ 2,337	$ 233
Loan to a related party			1,612
Equity transaction with a related party		$ 8,605	322
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Concession cost purchased	[1]	1,107	$ 233
Qingdao Airport AirMedia Advertising Co., Ltd ("Qingdao AM") [Member]
Concession cost purchased	[2]	$ 1,230
AM Jiaming [Member]
Loan to a related party	[3]		$ 1,612
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Equity transaction with a related party	[4]	$ 8,605
Dingsheng Ruizhi [Member]
Equity transaction with a related party	[5]		$ 322

[1]	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $233 and $1,107 for the years ended December 31, 2014 and 2015.
[2]	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.
[3]	In May 2014 and June 2014, the Group provided two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group.
[4]	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. ("AirMedia Lianhe") from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.
[5]	In June 2014, AM Advertising sold 20% equity interests in AM Film, a wholly-owned subsidiary, to Dingsheng Ruizhi with consideration of $322.